Financial instruments (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Other non-current financial assets		$ 42,879	$ 14,099
Non-current investments not accounted for using the equity accounting method, classified as available for sale [Member]
Financial instruments [Line Items]
Other non-current financial assets		9,179	6,899
Hedging assets [Member]
Financial instruments [Line Items]
Other non-current financial assets		8,910	7,156
Other financial assets [Member]
Financial instruments [Line Items]
Other non-current financial assets	[1]	42,879	14,099
Other financial assets, non-current [Member]
Financial instruments [Line Items]
Other non-current financial assets		45	44
Contribution for constitution of Joint Venture [Member]
Financial instruments [Line Items]
Other non-current financial assets	[2]	$ 24,745	$ 0

[1]	The detail of other financial assets, non-current is as follows:
[2]	SQM Potasio S.A. contributed ThUS$24,745 to set up Western Australia Lithium (WAL). This has still not been legally constituted as a company, so the funds remain in trust waiting to be transferred to WAL.